Employee Benefit Plans (Expected Gross Benefit Payments) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Pension Benefits U.S. Plans
Defined benefit plan estimated future benefit payments [Abstract]
2016	$ 512
2017	534
2018	545
2019	563
2020	583
2021-2025	3,202
Other Postretirement Benefits U.S. Plans
Defined benefit plan estimated future benefit payments [Abstract]
2016	84
2017	85
2018	88
2019	90
2020	93
2021-2025	$ 501